ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

1. ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

Taoping Inc. (f/k/a China Information Technology, Inc.), together with its subsidiaries (the “Company” or “TAOP”), is a leading cloud-based ads display terminal and service provider of digital advertising distribution network and new media resource sharing platform in the Out-of-Home advertising market in China. The Company provides the integrated end-to-end digital advertising solutions enabling customers to distribute and manage ads on the ads display terminals.

On June 9, 2021, the Company consummated an acquisition of 100% of the equity interest of Taoping New Media Co., Ltd (“TNM”), a leading media operator in China’s out-of-home digital advertising industry. Mr. Jianghuai Lin, the Chairman and CEO of TAOP, who owns approximately 24.6% of total shares outstanding of the Company, owned approximately 51% of TNM. TNM focuses on digital life scenes and mainly engaged in selling out-of-home advertising time slots on its networked smart digital advertising display terminals with artificial intelligence and big data technologies. The acquisition of TNM is expected to enhance TAOP’s presence in the new media and advertising sectors.

In 2021, the Company also launched blockchain related new business in cryptocurrency mining operations and newly established subsidiaries in Hong Kong and Cayman Island to supplement its diminished Traditional Information Technology (TIT) business segment as a part of new business transformation. With multiple cloud data centers deployed outside of China mainland, currently in Hong Kong, the Company continues to improve computing power and create value for the encrypted digital currency industry.

In May 2018, we changed our corporate name from “China Information Technology Inc.” to “Taoping Inc.”, to more accurately reflect our current business operations in the new media and IoT industries. In 2021, Information Security Tech. International Co. Ltd. (“IST HK”), one of the Company’s Hong Kong subsidiaries, changed its corporate name to Taoping Group (China) Ltd. to reflect the Company’s current corporate structure to be in line with the new business strategies. As listed in the table below, these services are provided through the Company’s wholly-owned People’s Republic of China (PRC) subsidiaries, and the Company’s Variable interest entity (“VIE”) and VIE subsidiaries.

Entities	Subsidiaries/ VIE	June 30, 2021 % owned	December 31, 2020 % owned	December 31, 2019 % owned	Location

Taoping Inc.					British Virgin Islands
Taoping Holdings Limited (THL)	Subsidiary	100%	100%	100%	British Virgin Islands
Taoping Group (China) Ltd. (IST HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Taoping Digital Assets (Asia) Limited (TDAL)	Subsidiary	100%			Hong Kong, China
Taoping Digital Assets (Hong Kong) Limited (TDL)	Subsidiary	100%			Hong Kong, China
Taoping Capital Limited (TCL)	Subsidiary	100%			Hong Kong, China
Alpha Digital Group Ltd. (ADG)	Subsidiary	100%			Cayman, Island
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech.Co., Ltd. (ISIOT)	Subsidiary	100%	100%	100%	Shenzhen,China
iASPEC Technology Group Co., Ltd. (iASPEC)	VIE	100%	100%	100%	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	VIE subsidiary	100%	100%	100%	Shenzhen,China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	VIE subsidiary	100%	100%	100%	Shenzhen, China
Taoping New Media Co., Ltd. (TNM)	VIE subsidiary	100%			Shenzhen, China
Shenzhen Taoping E-Commerce Service Co., Ltd. (SZTEC)	VIE Subsidiary	100%			Shenzhen, China
Shenzhen Taoping Education Technology Co., Ltd. (SZTET)	VIE subsidiary	51%			Shenzhen, China
Wuhu Taoping Education Technology Co., Ltd. (WHTET)	VIE subsidiary	51%			Wuhu, China

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Amended and Restated MSA

iASPEC is a VIE of the Company. To comply with PRC laws and regulations that restrict foreign ownership of companies that provide public security information technology and Geographic Information Systems software operating services to certain government and other customers, the Company operates the restricted aspect of its business through iASPEC.

The Amended and Restated Management Service Agreement (“MSA”) was entered into on December 13, 2009, by and among IST, iASPEC and iASPEC’s sole shareholder, Mr. Jianghuai Lin (“Mr. Lin”), which replaced the original MSA dated July 1, 2007. Pursuant to the Amended and Restated MSA, IST will provide management and consulting services to iASPEC, under the following terms:

●	iASPEC agreed that IST will be entitled to receive ninety five percent (95%) of the Net Received Profit, as defined, of iASPEC during the term of the Agreement. iASPEC is obligated to calculate and pay the Net Received Profit due to IST no later than the last day of the first month following the end of each fiscal quarter. Mr. Lin, agreed to enter into an agreement with IST to pledge all of his equity interests in iASPEC as security for his and iASPEC’s fulfillment of their respective obligations under the MSA, and to register the pledge agreement with the local AIC (Administration for Industry and Commerce). The Amended and Restated MSA was executed on December 13, 2009. Based on the advice of the Company’s PRC legal counsel, in January 2010 all the parties to the agreement decided not to enter into a pledge agreement.

●	Mr. Lin confirmed his status as the sole iASPEC shareholder and his assumption of all of the obligations of the iASPEC shareholder under the agreement, including a confirmation of his continuing obligation under a written guaranty, executed by the then iASPEC shareholders.

●	Based on iASPEC’s needs for its development and operation, IST has the right, from time to time, at its sole discretion, to provide iASPEC with capital support.

●	IST agreed that it will not interfere with any business of iASPEC covered by iASPEC’s PRC State Secret related Computer Information System Integration Certificate, including but not limited to, seeking access to relevant documents regarding such business. However, iASPEC agreed that it will cooperate with the requests of the Company as necessary to comply with the Company’s reporting obligations to the Securities and Exchange Commission. (“SEC”).

The Amended and Restated MSA amended certain terms of the original MSA dated July 1, 2007 and has a term of 30 years unless otherwise early termination by the parties by one of the following means:

●	Either iASPEC or IST may terminate the Amended and Restated MSA immediately (a) upon the material breach by a party of its obligations and the failure of such party to cure such breach within 30 working days after written notice from the non-breaching party; or (b) upon the filing of a voluntary or involuntary petition in bankruptcy by a party, or of which the party is the subject to insolvency, or the commencement of any proceedings placing the party in a receivership, or of any assignment by a party for the benefit of creditors; or

●	The Amended and Restated MSA may be terminated at any time by IST upon 90 calendar days’ written notice delivered to all other parties.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Upon any effective date of any termination of the Amended and Restated MSA: (a) IST will cease providing management services to iASPEC; (ii) IST will deliver to iASPEC all chops and seals of iASPEC; (iii) IST will deliver to iASPEC all of the financial and other books and records of iASPEC, including any and all permits, licenses, certificates and other proprietary and operational documents and instruments; (iv) the senior managers who are recommended by IST and elected as directors of iASPEC will resign from the Board of Directors of iASPEC in a lawful way; and (v) the software license that iASPEC granted to IST according to the Amended and Restated MSA will terminate unless otherwise agreed by the parties. In addition, any amounts owing from any party to any other party on the effective date of any termination under the terms of the Amended and Restated MSA will continue to be due and owing despite such termination.

The Amended and Restated MSA does not have renewal provisions. We expect that the parties to the Amended and Restated MSA will negotiate to extend the term of the agreement before its expiration.

Option Agreement

In connection with the MSA, IST also has an immediately exercisable purchase option agreement (the “Option Agreement”) with iASPEC and its shareholders. Pursuant to the Option Agreement, the iASPEC shareholder granted IST or its designee(s) an exclusive, irrevocable option to purchase, from time to time, all or a part of iASPEC’s shares or iASPEC’s assets from the iASPEC shareholder for $1,800,000 in aggregate. The option may not be exercised if the exercise would violate any applicable laws and regulations in PRC or cause any license or permit held by, and necessary for the operation of iASPEC, to be cancelled or invalidated. The Option Agreement will terminate on the date that IST exercises its purchase option and acquires all the shares or assets of iASPEC pursuant to the terms of the Option Agreement. The Option Agreement may be rescinded by IST upon 30 days’ notice without costs to terminate. The Option Agreement does not have renewal provisions.

The substance of the Amended and Restated MSA and the Option Agreement is to:

●	Allow the Company to utilize the business licenses, contacts, permits, and other resources of iASPEC in order for the Company to be able to expand its operations and business model;

●	Provide the Company with effective control over all of iASPEC’s operations; and provide the shareholders of iASPEC an opportunity to monetize a portion of their investment through the $1.8 million purchase option (see Note 22 - Subsequent Events for recent development).

Going Concern and Management’s Plans

Although the COVID-19 pandemic has largely been contained in China, ripple effect of negative impact from the pandemic to the out-of-home advertising business continues in the first half of 2021. However, our revenue achieved 71.2% year-over-year increase as a result of the additions of cryptocurrency mining and the acquisition of TNM for the first half of 2021. The Company incurred a net loss of approximately $14.4 million for the six months ended June 30, 2021, which was mainly due to the provision of allowance of credit losses and the expenses of stock-based compensation, compared to a net loss of $7.9 million for the same period of 2020. The Company reported negative cash flows from operations of approximately $16.3 million for the six months ended June 30, 2021, compared to negative cash flows of $1.2 million from operations for the same period of 2020. As of June 30, 2021, the Company had a working capital deficit of approximately $2.7 million, compared to a working capital deficit of $17.4 million as of December 31, 2020. The Company had significant accumulated deficit approximately $206.3 million and $192.2 million as of June 30, 2021 and December 31, 2020, respectively.

In the first quarter of 2021, the Company completed three financing transactions issuing 3,140,740 ordinary shares in total with aggregate proceeds of $13.1 million net of issuance costs. In July 2021, the Company consummated a financing transaction comprising of 1,200,000 ordinary shares, and warrants with aggregate proceeds net of issuance cost of $4.73 million. Proceeds from all financing activities were to increase the Company’s working capital.

In June 2021, the Company completed an acquisition of 100% of equity of TNM to offer more comprehensive services off the new media sharing platform and enhance revenue generation from new media and advertising sectors. In April 2021, the Company also formed a Blockchain business segment and engages in cryptocurrency mining activities as the first initiative of this sector to supplement the diminished Traditional Information Technology (TIT) business segment as a part of new business transformation. Revenue generated from cryptocurrency mining was approximately $815,000, and the gross profit from mining business was approximately $153,000 for the six months ended June 30, 2021. In 2021, the Company will continue to expand Blockchain related business operations to improve revenue and cash flow generations. In addition, the management will also continue to execute the existing business strategies with focuses on selection of quality customers, collection of accounts receivable, maintaining proper inventory level, and managing accounts payable to enhance operating cash flows. Meanwhile, with the increasing scale of the Taoping national network, the Company expects to gradually increase its revenue stream of platform service in 2021. The Company will continue advancing business cooperation internationally. Moreover, the Company will aggressively develop domestic and international markets to develop new customers in new media business, and explore more blockchain related businesses, such as establishing overseas data centers in addition to Hong Kong and developing applications of NFT, cloud desktop and cloud rendering. With its well established “Taoping” brand, technology platform and industry reputation along with strategic expansion into the Blockchain business sector, the Company believes that it has the ability to raise needed capital to support the Company’s operations and business expansions.

If the Company’s execution of business strategies is not successful in addressing its current financial concerns, additional capital raise from issuing equity security or debt instrument or additional loan facility may occur to support required cash flows. However, the Company can make no assurances that financing will be available for the amounts we need, or on terms commercially acceptable to us, if at all. If one or all of these events do not occur or subsequent capital raise was insufficient to bridge financial and liquidity shortfall, substantial doubt exists about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS